ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2016
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
NOTE 4 – ACCOUNTS RECEIVABLE

Accounts receivable is net of allowance for doubtful accounts.

	December 31,
	2016	2015

Accounts receivable	$38,284,455	$43,986,075
Less: allowance for doubtful accounts	(985,990)	(738,101)
Accounts receivable, net	$37,298,465	$43,274,974

Changes in the allowance for doubtful accounts are as follows:

	December 31,
	2016	2015

Beginning balance	$738,101	$1,874,330
Provision/(Reverse) for doubtful accounts	247,889	(1,136,229)
Ending balance	$985,990	$738,101